Income Tax and Social Contribution (Details) - Schedule of Reconciliation of Income Tax and Social Contribution Expense - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Income Tax and Social Contribution Expense [Abstract]
Earnings before income tax and social contribution		R$ 554	R$ 1,335	R$ 1,849
Expense of income tax and social contribution		(188)	(454)	(629)
Adjustments to reflect the effective rate
Tax fines		(3)	(2)	(1)
Share of profits		17	15	16
Interest on own capital			17	22
ICMS subsidy – tax incentives	[1]	319	248	241
Interest Selic credits	[2]			81
Credits of monetary corrections		15	64	11
Other permanent differences		(4)	(3)	20
Effective income tax and social contribution		156	(115)	(239)
Income tax and social contribution for the year
Current		(6)	(75)	(366)
Deferred		162	(40)	127
Benefits (expenses) income tax and social contribution		R$ 156	R$ (115)	R$ (239)
Effective rate		(28.20%)	8.60%	12.90%

[1]	The Company has tax benefits that are characterized as investment subsidies as provided for in Complementary Law 160/17 and Law 12,973/14. In the year ended December 31, 2023, the Company excluded the IRPJ and CSLL calculation bases from the amount constituted and to be constituted in the subsequent years in the tax incentive reserve, see note 20.5.
[2]	The credit refers to the decision general repercussion of STF which understood that the SELIC interest arising from the repetition of undue payment, have the nature of emergent damage. Therefore, there is no taxation of IRPJ and CSLL on the interest portion.